Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Our cybersecurity approach aims for comprehensive protection of our information, systems, assets, physical locations, and people. From a business perspective, this means protecting key information assets and complying with applicable international and national privacy laws, information security policies and contractual obligations.
Our Information Security Policy, adopted in 2023, defines our information security management objectives and principles, and our Data Privacy Policy, effective since 2021, provides for a consistent level of company-wide data privacy and data protection. In addition, our Information Classification Policy, introduced internally during the year ended December 31, 2023, provides a system for classifying and protecting our physical and digital assets. These policies are applicable to BioNTech SE and its affiliates, including all Supervisory Board and
Management Board members, as well as all other officers and employees, and are part of our overall Information
Security Management System, or ISMS. We successfully completed the ISO/IEC 27001:2022 certification process for our ISMS in February 2025.
The ISMS enables us to systematically manage information security through defined processes and structures.
This helps to reduce the risks of business interruptions, disclosure of sensitive data or intellectual property, and other damages caused by IT security incidents. Additionally, as an operator of an essential service, we are regulated by the IT Security Act and must comply with legislative requirements, including the implementation of security measures to reduce information security risks.
We aim to prevent the implementation of overly complicated and time-consuming procedures that may lead to an unnecessary increase in effort. We are striving to align the protection of data and the provision of essential service with our organizational context and economic approach. We aim to create an ISMS that is not limited to documentation but is fully integrated into daily practice.
Our processes for assessing, identifying, and managing material risks from cybersecurity threats are integrated into our overall enterprise risk management system, which was developed with input from internal and external experts.
To achieve and preserve information security, we strive for the orderly planning, implementation, control, and optimization of all activities required for the protection of data privacy and the detection, response and recovery of data privacy risks. We are committed to the continual improvement of our ISMS based on the results of the performance evaluation. We will initially seek certifications for our main manufacturing facility and an R&D site in addition to the cybersecurity organization.
We take responsibility for the transparent communication and proper processing of personal data. This includes the storage, access, retention, and security of all personal data when engaging with patients, employees, customers, business partners, and vendors. We communicate our practices in a data privacy statement on our corporate website. We require the third parties with which we contract to adhere to contractual privacy and security provisions, and we request specific information from major vendors about their practices in protecting data privacy.
When processing personal data, we are responsible for ensuring that we comply with applicable data protection laws. These include the European Union’s General Data Protection Regulation (GDPR), the German
Commercial Code (HGB), the German Federal Data Protection Act (BDSG), the German IT Security Act 2.0 (IT-
SiG 2.0), the German Federal Office for Information Security Act (BSIG), and other privacy and data security laws in the jurisdictions where we operate. In April 2023, we were designated as a part of Germany’s critical infrastructure (KRITIS) under the BSIG, which has resulted in heightened reporting and verification obligations.
In 2025, we  implemented a global data privacy framework that sets out the requirements and standards applicable to processing personal data. The framework is designed to foster compliance with the applicable regulations and sets minimum standards for the Company. As part of our global strategy, privacy-related documents, such as informed consent forms for clinical trials, are being standardized company-wide. The forms facilitate the user-friendly implementation of the standards we have established and provide transparency on how and why we process personal data.
In 2025, there were no substantiated complaints concerning material data breaches, including leaks, thefts, or losses of personal data such as patient or customer data. Contracts and confidentiality agreements with clinical trial sites were compliant with relevant regulations. We do not believe that any cybersecurity threats in 2025, including as a result of any previous cybersecurity incidents, have materially aﬀected or are reasonably likely to materially aﬀect us, including our business strategy, results of operations, or financial condition. For a discussion of cybersecurity and data privacy-related risks and uncertainties, see Item 3.D, “Risk Factors,” of this Annual
Report on Form 20-F.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our Information Security Policy, adopted in 2023, defines our information security management objectives and principles, and our Data Privacy Policy, effective since 2021, provides for a consistent level of company-wide data privacy and data protection. In addition, our Information Classification Policy, introduced internally during the year ended December 31, 2023, provides a system for classifying and protecting our physical and digital assets. These policies are applicable to BioNTech SE and its affiliates, including all Supervisory Board and
Management Board members, as well as all other officers and employees, and are part of our overall Information
Security Management System, or ISMS. We successfully completed the ISO/IEC 27001:2022 certification process for our ISMS in February 2025.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	We take a centralized approach to managing cyber and information security to facilitate consistent compliance across entities and locations. Our overarching strategy was developed in 2021 by the Chief Operating Officer, or
COO, and Chief Information Security Officer, or CISO, in alignment with the Data Protection Officer and Head of
Global Security and Protection, and is regularly updated. The ISMS was implemented in 2024.
–The ISMS audit committee (the Committee) is comprised of three people from the supervisory board and the
CFO. The Committee supports the ISMS and approves related policies and IT security protection measures.
They are informed about the implementation progress and functioning of the ISMS and determine the risk appetite as well as our risk strategy. The progress of the ISMS, along with related Key Performance Indicators, is presented to the Committee on an annual basis. The Committee also informs the entire Management Board about the outcome of its review.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our COO and Management Board member, Sierk Poetting, is responsible for assessing and managing our material risks from cybersecurity threats. His ambit includes reviewing our information security capabilities, reporting data privacy issues to the Management Board, and supporting our Information Security Organization, or ISO, in obtaining the resources it needs. The COO’s extensive experience in risk management, operations and corporate governance, with over 11 years of experience in the pharmaceutical industry in particular, are critical to the management of cyber and information security at the Company.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our COO and Management Board member, Sierk Poetting, is responsible for assessing and managing our material risks from cybersecurity threats. His ambit includes reviewing our information security capabilities, reporting data privacy issues to the Management Board, and supporting our Information Security Organization, or ISO, in obtaining the resources it needs. The COO’s extensive experience in risk management, operations and corporate governance, with over 11 years of experience in the pharmaceutical industry in particular, are critical to the management of cyber and information security at the Company.
–The COO is supported by the CISO, who leads the ISO and is accountable for security strategy, operations, and policy development and implementation. In November 2025, the CISO role was formalized as an independent, consolidated leadership role, integrating the responsibilities of both the Head of IT and the Head of Cyber and Information Security. The CISO functionally reports to the COO while maintaining operational alignment with the Head of IT, ensuring focused leadership and strengthening operational synergies in cyber and information security. The CISO’s responsibilities include reporting on cyber and information security to the
Management Board, allocating resources for the ISO, and informing the Supervisory Board’s Audit Committee of any key security aspects and ISMS improvements. The CISO also oversees our cyber and information security strategy, global policy development, security operations, and the implementation of the ISMS. The role extends across BioNTech’s subsidiaries, which either manage their own ISMS (such as InstaDeep) or are in the process of being integrated into the global ISMS (such as Biotheus). Our CISO, Dominik Stihl, has over two decades of experience in Cybersecurity, IT Risk Management, and Identity & Access Governance. Mr.
Stihl is a CISSP-certified professional who has successfully led global security organizations and driven compliance strategies for critical infrastructure protection. Our Head of IT, Head of Cyber and Information
Security, Data Protection Officer, and Head of Global Security and Protection each bring in additional expertise.
–Data privacy matters fall under the purview of our Chief Legal Officer, or CLO, and Management Board
member, James Ryan, who is supported by our Senior Director, Data Privacy. Dr. Ryan’s qualifications include twenty years of expertise in legal and intellectual property matters, both within the pharmaceutical industry as well as as an outside counsel with a focus on strategic life sciences transactions. Together with his deep familiarity with the Company’s history, operations, and processes, James Ryan is uniquely positioned to advise on data privacy matters.

Cybersecurity Risk Role of Management [Text Block]	We take a centralized approach to managing cyber and information security to facilitate consistent compliance across entities and locations. Our overarching strategy was developed in 2021 by the Chief Operating Officer, or
COO, and Chief Information Security Officer, or CISO, in alignment with the Data Protection Officer and Head of
Global Security and Protection, and is regularly updated. The ISMS was implemented in 2024.
–The ISMS audit committee (the Committee) is comprised of three people from the supervisory board and the
CFO. The Committee supports the ISMS and approves related policies and IT security protection measures.
They are informed about the implementation progress and functioning of the ISMS and determine the risk appetite as well as our risk strategy. The progress of the ISMS, along with related Key Performance Indicators, is presented to the Committee on an annual basis. The Committee also informs the entire Management Board about the outcome of its review.
Our COO and Management Board member, Sierk Poetting, is responsible for assessing and managing our material risks from cybersecurity threats. His ambit includes reviewing our information security capabilities, reporting data privacy issues to the Management Board, and supporting our Information Security Organization, or ISO, in obtaining the resources it needs. The COO’s extensive experience in risk management, operations and corporate governance, with over 11 years of experience in the pharmaceutical industry in particular, are critical to the management of cyber and information security at the Company.
–The COO is supported by the CISO, who leads the ISO and is accountable for security strategy, operations, and policy development and implementation. In November 2025, the CISO role was formalized as an independent, consolidated leadership role, integrating the responsibilities of both the Head of IT and the Head of Cyber and Information Security. The CISO functionally reports to the COO while maintaining operational alignment with the Head of IT, ensuring focused leadership and strengthening operational synergies in cyber and information security. The CISO’s responsibilities include reporting on cyber and information security to the
Management Board, allocating resources for the ISO, and informing the Supervisory Board’s Audit Committee of any key security aspects and ISMS improvements. The CISO also oversees our cyber and information security strategy, global policy development, security operations, and the implementation of the ISMS. The role extends across BioNTech’s subsidiaries, which either manage their own ISMS (such as InstaDeep) or are in the process of being integrated into the global ISMS (such as Biotheus). Our CISO, Dominik Stihl, has over two decades of experience in Cybersecurity, IT Risk Management, and Identity & Access Governance. Mr.
Stihl is a CISSP-certified professional who has successfully led global security organizations and driven compliance strategies for critical infrastructure protection. Our Head of IT, Head of Cyber and Information
Security, Data Protection Officer, and Head of Global Security and Protection each bring in additional expertise.
–Data privacy matters fall under the purview of our Chief Legal Officer, or CLO, and Management Board
member, James Ryan, who is supported by our Senior Director, Data Privacy. Dr. Ryan’s qualifications include twenty years of expertise in legal and intellectual property matters, both within the pharmaceutical industry as well as as an outside counsel with a focus on strategic life sciences transactions. Together with his deep familiarity with the Company’s history, operations, and processes, James Ryan is uniquely positioned to advise on data privacy matters.
For additional information on Sierk Poetting’s and James Ryan’s experience, see Item 6.A, “Directors and Senior
Management”.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The ISMS audit committee (the Committee) is comprised of three people from the supervisory board and the
CFO. The Committee supports the ISMS and approves related policies and IT security protection measures.
They are informed about the implementation progress and functioning of the ISMS and determine the risk appetite as well as our risk strategy. The progress of the ISMS, along with related Key Performance Indicators, is presented to the Committee on an annual basis. The Committee also informs the entire Management Board about the outcome of its review.
Our COO and Management Board member, Sierk Poetting, is responsible for assessing and managing our material risks from cybersecurity threats. His ambit includes reviewing our information security capabilities, reporting data privacy issues to the Management Board, and supporting our Information Security Organization, or ISO, in obtaining the resources it needs. The COO’s extensive experience in risk management, operations and corporate governance, with over 11 years of experience in the pharmaceutical industry in particular, are critical to the management of cyber and information security at the Company.
–The COO is supported by the CISO, who leads the ISO and is accountable for security strategy, operations, and policy development and implementation. In November 2025, the CISO role was formalized as an independent, consolidated leadership role, integrating the responsibilities of both the Head of IT and the Head of Cyber and Information Security. The CISO functionally reports to the COO while maintaining operational alignment with the Head of IT, ensuring focused leadership and strengthening operational synergies in cyber and information security. The CISO’s responsibilities include reporting on cyber and information security to the
Management Board, allocating resources for the ISO, and informing the Supervisory Board’s Audit Committee of any key security aspects and ISMS improvements. The CISO also oversees our cyber and information security strategy, global policy development, security operations, and the implementation of the ISMS. The role extends across BioNTech’s subsidiaries, which either manage their own ISMS (such as InstaDeep) or are in the process of being integrated into the global ISMS (such as Biotheus). Our CISO, Dominik Stihl, has over two decades of experience in Cybersecurity, IT Risk Management, and Identity & Access Governance. Mr.
Stihl is a CISSP-certified professional who has successfully led global security organizations and driven compliance strategies for critical infrastructure protection. Our Head of IT, Head of Cyber and Information
Security, Data Protection Officer, and Head of Global Security and Protection each bring in additional expertise.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The COO is supported by the CISO, who leads the ISO and is accountable for security strategy, operations, and policy development and implementation. In November 2025, the CISO role was formalized as an independent, consolidated leadership role, integrating the responsibilities of both the Head of IT and the Head of Cyber and Information Security. The CISO functionally reports to the COO while maintaining operational alignment with the Head of IT, ensuring focused leadership and strengthening operational synergies in cyber and information security. The CISO’s responsibilities include reporting on cyber and information security to the
Management Board, allocating resources for the ISO, and informing the Supervisory Board’s Audit Committee of any key security aspects and ISMS improvements. The CISO also oversees our cyber and information security strategy, global policy development, security operations, and the implementation of the ISMS. The role extends across BioNTech’s subsidiaries, which either manage their own ISMS (such as InstaDeep) or are in the process of being integrated into the global ISMS (such as Biotheus). Our CISO, Dominik Stihl, has over two decades of experience in Cybersecurity, IT Risk Management, and Identity & Access Governance. Mr.
Stihl is a CISSP-certified professional who has successfully led global security organizations and driven compliance strategies for critical infrastructure protection. Our Head of IT, Head of Cyber and Information
Security, Data Protection Officer, and Head of Global Security and Protection each bring in additional expertise.
–Data privacy matters fall under the purview of our Chief Legal Officer, or CLO, and Management Board
member, James Ryan, who is supported by our Senior Director, Data Privacy. Dr. Ryan’s qualifications include twenty years of expertise in legal and intellectual property matters, both within the pharmaceutical industry as well as as an outside counsel with a focus on strategic life sciences transactions. Together with his deep familiarity with the Company’s history, operations, and processes, James Ryan is uniquely positioned to advise on data privacy matters.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our COO and Management Board member, Sierk Poetting, is responsible for assessing and managing our material risks from cybersecurity threats. His ambit includes reviewing our information security capabilities, reporting data privacy issues to the Management Board, and supporting our Information Security Organization, or ISO, in obtaining the resources it needs. The COO’s extensive experience in risk management, operations and corporate governance, with over 11 years of experience in the pharmaceutical industry in particular, are critical to the management of cyber and information security at the Company.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true